RESTATEMENT OF FINANCIAL STATEMENT - Restatement of Financial Statements (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Current Assets
Cash	$ 1,395	$ 232	$ 151	$ 1,513
Accounts Receivable	21		17
TOTAL CURRENT ASSETS	1,416		168
TOTAL ASSETS	1,416		168
CURRENT LIABILITIES
Accounts payable and accrued liabilities	394,119		344,605
Accrued Salaries - Related Parties	307,915		273,667
Current portion of long-term debt, including accrued interest	1,027		1,027
Lines of credit	90,569		90,160
TOTAL CURRENT LIABILITIES	793,705		709,572
LONG-TERM LIABILITIES
Notes payable - related-party	56,730		47,331
Notes payable - long-term	5,024		5,264
TOTAL LIABILITIES	855,459		762,167
Common stock	3,884,750		3,884,750
Discount on common stock	(3,670,850)		(3,670,850)
Additional Paid in Capital
Stockholders' Deficit	(1,067,943)		(975,899)
TOTAL STOCKHOLDERS DEFICIT	(854,043)		(761,999)
TOTAL LIABILITIES AND STOCKHOLDERS DEFICIT	1,416		168
REVENUES	43	63	276
OPERATING EXPENSES
Consulting expense	7,500	8,957	31,075
Stock based Compensation
General and Administrative
Professional fees	23,665	19,908	70,087
Legal fees	19,076	18,750	75,581
Other expense	2,828	1,399	11,821	7,254
TOTAL OPERATING EXPENSES	87,317	77,514	310,231
NET LOSS FROM OPERATIONS	$ (87,274)	$ (77,451)	$ (309,955)
OTHER INCOME (EXPENSE)
Interest expense	(4,771)	(2,544)	(12,593)
TOTAL OTHER INCOME (EXPENSE)	(4,771)	(2,544)	(12,593)
NET LOSS	(92,045)	(79,995)	(322,548)	(479,195)
NET LOSS AVAILABLE PER COMMON SHAREHOLDER	(92,045)	(79,995)	(322,548)
NET LOSS PER COMMON SHARES	$ 0.00	$ 0.00	$ 0.00
WEIGHTED AVERAGE SHARES - Basic and diluted	388,475,000	388,475,000	388,475,000	345,487,945
OPERATING ACTIVITIES
Net loss	(92,045)	(79,995)	(322,548)	(479,195)
Stock based compensation
Changes in operating assets and liabilities:
Accounts receivable	(4)	(3)	(7)
Accounts payable and accrued expenses	49,515	27,409	173,587
Accrued Salaries - Related Parties	34,248	47,250	121,667
Accrued Interest		(2)	(8)
Net cash (used) by operating activities	(8,324)	(5,341)	(27,196)
FINANCING ACTIVITIES
Advances on lines of credit	439	1,702	3,031
Proceeds on note payable
Payments on note payable	(240)	(222)	(989)
Advances - member/shareholder loan	9,399	2,580	23,792
Net cash provided by financing activities	9,568	4,060	25,834
NET INCREASE (DECREASE) IN CASH	1,244	(1,281)	(1,362)
CASH
Beginning of year	151	1,513	1,513
End of year	1,395	232	151	1,513
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Income taxes paid
Interest paid	119	137	451
Scenario, As Originally Stated [Member]
Current Assets
Cash				1,513
Accounts Receivable				10
TOTAL CURRENT ASSETS				1,523
TOTAL ASSETS				1,523
CURRENT LIABILITIES
Accounts payable and accrued liabilities				171,016
Accrued Salaries - Related Parties				152,000
Current portion of long-term debt, including accrued interest				878
Lines of credit				87,129
TOTAL CURRENT LIABILITIES				411,023
LONG-TERM LIABILITIES
Notes payable - related-party				23,541
Notes payable - long-term				6,410
TOTAL LIABILITIES				440,974
Common stock				4,169,500
Discount on common stock
Additional Paid in Capital				33,068,000
Stockholders' Deficit				(37,676,951)
TOTAL STOCKHOLDERS DEFICIT				(439,451)
TOTAL LIABILITIES AND STOCKHOLDERS DEFICIT				1,523
REVENUES				29
OPERATING EXPENSES
Consulting expense				141,187
Stock based Compensation				20,487,500
General and Administrative
Professional fees				30,266
Legal fees				80,012
Other expense				7,254
TOTAL OPERATING EXPENSES				20,746,219
NET LOSS FROM OPERATIONS				$ (20,746,190)
OTHER INCOME (EXPENSE)
Interest expense				(6,605)
TOTAL OTHER INCOME (EXPENSE)				(6,605)
NET LOSS				(20,752,795)
NET LOSS AVAILABLE PER COMMON SHAREHOLDER				(20,752,795)
NET LOSS PER COMMON SHARES				$ (0.06)
WEIGHTED AVERAGE SHARES - Basic and diluted				356,066,667
OPERATING ACTIVITIES
Net loss				(20,752,795)
Stock based compensation				20,487,500
Changes in operating assets and liabilities:
Accounts receivable				(10)
Accounts payable and accrued expenses				101,249
Accrued Salaries - Related Parties				114,000
Accrued Interest				48
Net cash (used) by operating activities				(50,008)
FINANCING ACTIVITIES
Advances on lines of credit				36,099
Proceeds on note payable
Payments on note payable				(895)
Advances - member/shareholder loan				16,110
Net cash provided by financing activities				51,314
NET INCREASE (DECREASE) IN CASH				1,306
CASH
Beginning of year				207
End of year				1,513
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Income taxes paid
Interest paid				597
Adjustment [Member]
Current Assets
Cash
Accounts Receivable
TOTAL CURRENT ASSETS
TOTAL ASSETS
CURRENT LIABILITIES
Accounts payable and accrued liabilities
Accrued Salaries - Related Parties
Current portion of long-term debt, including accrued interest
Lines of credit
TOTAL CURRENT LIABILITIES
LONG-TERM LIABILITIES
Notes payable - related-party
Notes payable - long-term
TOTAL LIABILITIES
Common stock				(284,750)
Discount on common stock				(3,670,850)
Additional Paid in Capital				(33,068,000)
Stockholders' Deficit				37,023,600
TOTAL STOCKHOLDERS DEFICIT
TOTAL LIABILITIES AND STOCKHOLDERS DEFICIT
REVENUES
OPERATING EXPENSES
Consulting expense
Stock based Compensation				(20,273,600)
General and Administrative
Professional fees
Legal fees
Other expense
TOTAL OPERATING EXPENSES				(20,273,600)
NET LOSS FROM OPERATIONS				$ 20,273,600
OTHER INCOME (EXPENSE)
Interest expense
TOTAL OTHER INCOME (EXPENSE)
NET LOSS				20,273,600
NET LOSS AVAILABLE PER COMMON SHAREHOLDER				20,273,600
OPERATING ACTIVITIES
Net loss				20,273,600
Stock based compensation				(20,273,600)
Changes in operating assets and liabilities:
Accounts receivable
Accounts payable and accrued expenses
Accrued Salaries - Related Parties
Accrued Interest
Net cash (used) by operating activities
FINANCING ACTIVITIES
Advances on lines of credit
Proceeds on note payable
Payments on note payable
Advances - member/shareholder loan
Net cash provided by financing activities
NET INCREASE (DECREASE) IN CASH
CASH
Beginning of year
End of year
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Income taxes paid
Interest paid
Restatement Adjustment [Member]
Current Assets
Cash				1,513
Accounts Receivable				10
TOTAL CURRENT ASSETS				1,523
TOTAL ASSETS				1,523
CURRENT LIABILITIES
Accounts payable and accrued liabilities				171,016
Accrued Salaries - Related Parties				152,000
Current portion of long-term debt, including accrued interest				878
Lines of credit				87,129
TOTAL CURRENT LIABILITIES				411,023
LONG-TERM LIABILITIES
Notes payable - related-party				23,541
Notes payable - long-term				6,410
TOTAL LIABILITIES				440,974
Common stock				3,884,750
Discount on common stock				(3,670,850)
Additional Paid in Capital
Stockholders' Deficit				(653,351)
TOTAL STOCKHOLDERS DEFICIT				(439,451)
TOTAL LIABILITIES AND STOCKHOLDERS DEFICIT				1,523
REVENUES				29
OPERATING EXPENSES
Consulting expense				141,187
Stock based Compensation				213,900
General and Administrative
Professional fees				30,266
Legal fees				80,012
Other expense				7,254
TOTAL OPERATING EXPENSES				472,619
NET LOSS FROM OPERATIONS				$ (472,590)
OTHER INCOME (EXPENSE)
Interest expense				(6,605)
TOTAL OTHER INCOME (EXPENSE)				(6,605)
NET LOSS				(479,195)
NET LOSS AVAILABLE PER COMMON SHAREHOLDER				(479,195)
NET LOSS PER COMMON SHARES				$ 0.00
WEIGHTED AVERAGE SHARES - Basic and diluted				345,487,945
OPERATING ACTIVITIES
Net loss				(479,195)
Stock based compensation				213,900
Changes in operating assets and liabilities:
Accounts receivable				(10)
Accounts payable and accrued expenses				101,249
Accrued Salaries - Related Parties				114,000
Accrued Interest				48
Net cash (used) by operating activities				(50,008)
FINANCING ACTIVITIES
Advances on lines of credit				36,099
Proceeds on note payable
Payments on note payable				(895)
Advances - member/shareholder loan				16,110
Net cash provided by financing activities				51,314
NET INCREASE (DECREASE) IN CASH				1,306
CASH
Beginning of year				207
End of year				1,513
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Income taxes paid
Interest paid				$ 597